GOODWILL AND INTANGIBLE ASSETS (Intangible Assets and Goodwill) (Narrative) (Details) (OEM Electric Motion Systems [Member], USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2012
OEM Electric Motion Systems [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment charge to goodwill	$ 1,015
Discount rate		17.72%
Long-term growth rate		2.00%